Employee Benefits and Deferred Compensation and Supplemental Retirement Plans - Changes in the Plans Benefit Obligations, Fair Value of Plan Assets and the Plans' Funded Status (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Pension Benefits [Member]
Change in Benefit Obligation [Roll Forward]
Benefit obligations at beginning of year			$ 11,892,000	$ 10,095,000	$ 10,095,000	$ 10,469,000
Service cost					0	0
Interest cost	$ 117,000	$ 123,000	233,000	247,000	494,000	473,000
Plan participants' contribution					0	0
Actuarial loss (gain)					1,558,000	(581,000)
Benefits paid					(255,000)	(266,000)
Benefit obligations at end of year					11,892,000	10,095,000
Change in Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year			16,985,000	14,522,000	14,522,000	14,956,000
Actual return on plan assets					2,718,000	(993,000)
Benefits paid					(255,000)	(266,000)
Plan participants' contribution					0	0
Employer contributions					0	825,000
Fair value of plan assets at end of year					16,985,000	14,522,000
Funded (unfunded) status - asset (liability)					5,093,000	4,427,000
Postretirement Benefits [Member]
Change in Benefit Obligation [Roll Forward]
Benefit obligations at beginning of year			414,000	454,000	454,000	481,000
Service cost					0	0
Interest cost	$ 3,000	$ 5,000	8,000	11,000	22,000	21,000
Plan participants' contribution					8,000	9,000
Actuarial loss (gain)					(27,000)	(16,000)
Benefits paid					(43,000)	(41,000)
Benefit obligations at end of year					414,000	454,000
Change in Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year			$ 0	$ 0	0	0
Actual return on plan assets					0	0
Benefits paid					(43,000)	(41,000)
Plan participants' contribution					8,000	9,000
Employer contributions					35,000	32,000
Fair value of plan assets at end of year					0	0
Funded (unfunded) status - asset (liability)					$ (414,000)	$ (454,000)